SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Option Activity
	Number of options(in thousands)	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	774,216	$4.08	4.4	$715
Granted	323,600	3.75
Exercised	(34,082)	1.30		124
Expired	-	-
Forfeited	(29,529)	6.19

Outstanding at December 31, 2012	1,034,205	4.0	4.0	$529

Exercisable at December 31, 2012	761,126	4.45	3.88	$372

Vested and expected to vest at December 31, 2012	1,034,205	4.0	4.0	$529

Stock Options Under the Plans by Exercise Price

	Options outstanding at December 31, 2012			Options exercisable at December 31, 2012
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

0.5 - 0.7	266,469	0.7	4.7	186,524	0.7	3.1
1.57 - 5.00	567,475	3.5	4.5	388,391	3.6	4.4
5.08 - 8.72	76,861	6.8	2.9	66,861	7	2.7
10.80 - 13.16	123,400	11.8	4.2	119,350	11.7	4.1

	1,034,205			761,126

Weighted Average Fair Values of Options
	Year ended December 31,
	2012	2011	2010

Weighted average fair values on grant date	$2.5	$5.3	$4.1

Departmental Allocation of Share-based Compensation Charge
	Year ended December 31,
	2012	2011	2010

Cost of sales	$14	$27	$5
Research and development	205	218	10
Selling and marketing	167	231	36
General and administrative	286	347	513

	$672	$823	$564

Outstanding Warrants and Rights
Issuance date	Outstanding and exercisable	Exercise price	Exercisable through

October 13, 2010	214,426	10.69	October 13, 2013